Business Combinations (Tables)	12 Months Ended
Jan. 31, 2024
Non-controlling interests [member]
Statement [line items]
Summary of Value of the Assets Acquired and Liabilities Assumed
The value of the assets acquired, liabilities assumed, and
non-controlling
interest were as follows, as at the acquisition date:

	Pinion		KA Shawinigan	Total
Assets acquired
Current assets	$7.8	[a]	$25.9	$33.7
Non-current assets	5.3		4.5	9.8
Property, plant and equipment	1.3		9.5	10.8
Patents	16.2		28.3	44.5
Trademarks	15.4		—	15.4
Customer relationships	13.0		—	13.0
Goodwill [b] [c]	72.7		63.7	136.4
Total assets acquired	131.7		131.9	263.6

Liabilities assumed
Current liabilities	(11.1)		(3.8)	(14.9)
Non-current liabilities	(18.8)		(0.9)	(19.7)
Total liabilities assumed	(29.9)		(4.7)	(34.6)

Non-controlling interest [d]	(20.4)		—	(20.4)

Total consideration paid in cash	$81.4		$127.2	$208.6
[a]
Including $0.4 million (
€
0.3 million) of cash.
[b]
Goodwill arises principally from expected synergies and future growth.
[c]
Goodwill is deductible for tax purposes only for KA Shawinigan.
[d]
Non-controlling
interest is measured at fair value as at the acquisition date.